Supplemental Financial Data - Schedule of Other Operating Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Security	$ 348,390	$ 350,812
Computer expenses	1,089,953	1,054,511
Audit and professional fees	920,130	1,002,264
Telephone expenses	193,788	159,583
FDIC insurance assessments	1,014,956	1,010,325
General liability insurance	240,399	167,477
Other losses	518,424	130,336
Employee fraud loss	933,000
Courier Expenses	$ 137,758	$ 155,287